List of Global Blue entities (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of subsidiaries [abstract]
Disclosure of Interests in Subsidiaries
Non-controlling interests represent the participating interests of third parties in the Group's equity and are comprised of the following Group entities:

(EUR thousand)	As of March 31
Non-controlling interests	2023	2022	2021
Global Blue TFS Japan Co Ltd	4,555	3,180	3,969
Global Blue Lebanon SAL	107	299	472
Global Blue Touristik Hizmetler A.Ş.	1,302	713	1,234
Global Blue Russia AO	—	1,153	581
Global Blue Russia Holdings B.V.	—	349	320
Global Blue Cross Border SA	—	—	203
Global Blue Pazarlama Destek ve Teknoloji Hizmetleri A.S	6	38	—
Total Non-controlling interests	5,970	5,732	6,779
Set out below is the summarized financial information for each subsidiary that has a non-controlling interest that is deemed material for the Group.

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.		Global Blue Turistik Hizmetler A.Ş.
	As of March 31
	2023	2022	2023	2022
Current
Assets	16,327	4,102	5,493	4,724
Liabilities	17,976	10,331	4,221	4,174
Total current net assets / (liabilities)	(1,649)	(6,229)	1,272	550
Non- current
Assets	10,951	12,712	1,329	1,150
Liabilities	13	—	600	592
Total non-current net assets / (liabilities)	10,938	12,712	729	558
Net assets	9,289	6,483	2,001	1,108

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2023	2022	2021	2023	2022	2021
Revenue	10,076	3,384	3,084	5,351	3,452	1,326
Profit / (loss) for the year from continuing operations	3,249	(1,320)	(1,140)	3,093	2,067	267

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2023	2022	2021	2023	2022	2021
Net increase / (decrease) in cash and cash equivalents	7,954	(23)	(7,851)	420	721	(1,034)

Name	Country of incorporation and place of business address		Nature of business	Ownership interest March 31, 2023	Ownership interest March 31, 2022
Global Blue Argentina S.A.	Buenos Aires	Argentina	Tax free Shopping	99.99%	99.99%
Global Blue Austria GmbH	Vienna	Austria	Tax free Shopping	100.00%	100.00%
Global Blue Service Company Austria GmbH	Vienna	Austria	Service Provider	100.00%	100.00%
Digital Export Validation GmbH	Vienna	Austria	Tax free Shopping	100.00%	100.00%
Global Blue Australia Pty Ltd	Sydney	Australia	Tax free Shopping	100.00%	100.00%
Global Blue Currency Choice Australia Pty Ltd	Sydney	Australia	Currency Choice	100.00%	100.00%
Currency Select Pty Limited	Sydney	Australia	Currency Choice	100.00%	100.00%
Global Blue Belgium NV	Brussels	Belgium	Tax free Shopping	100.00%	100.00%
ZigZag Global EOOD	Varna	Bulgaria	Retail Technology Solutions	100.00%	100.00%
Global Blue Bahamas Ltd	Nassau	Bahamas	Tax free Shopping	100.00%	100.00%
Bahama’s VAT Refund Ltd	Nassau	Bahamas	Tax free Shopping	80.00%	—
Global Blue Schweiz AG	Brüttisellen	Switzerland	Tax free Shopping	100.00%	100.00%
Global Blue SA	Signy	Switzerland	Head office company	100.00%	100.00%
Global Blue Group AG	Brüttisellen	Switzerland	Holding Unit	100.00%	100.00%
Refund Suisse AG	Bottighofen	Switzerland	Tax free Shopping	100.00%	100.00%
Global Blue Group II GmbH	Brüttisellen	Switzerland	Holding Unit	100.00%	100.00%
Global Blue Currency Choice Schweiz AG	Brüttisellen	Switzerland	Currency Choice	100.00%	100.00%
Global Blue Commercial Consulting (Shanghai) Co Ltd	Shanghai	China	Tax free Shopping	100.00%	100.00%
Global Blue Commercial Consulting (Beijing) Co Ltd	Beijing	China	Tax free Shopping	100.00%	100.00%
Global Blue Cyprus Ltd	Larnaca	Cyprus	Tax free Shopping	100.00%	100.00%
Global Blue Czech Republic, s.r.o.	Prague	Czech Republic	Tax free Shopping	100.00%	100.00%
Global Blue Deutschland GmbH	Düsseldorf	Germany	Tax free Shopping	100.00%	100.00%
Global Blue New Holdings Germany GmbH	Düsseldorf	Germany	Holding Unit	100.00%	100.00%
RFND Digital GmbH	Konstanz	Germany	Tax free Shopping	100.00%	100.00%
ZigZag Global GmbH	Hamburg	Germany	Retail Technology Solutions	100.00%	100.00%
Global Blue Danmark A/S	Copenhagen	Denmark	Tax free Shopping	100.00%	100.00%
Global Blue Eesti OÜ	Tallinn	Estonia	Tax free Shopping	100.00%	100.00%
G. Blue España SA	Madrid	Spain	Holding Unit	100.00%	100.00%
Global Blue España SA	Madrid	Spain	Tax free Shopping	100.00%	100.00%
Global Blue Acquisition España S.A.U	Madrid	Spain	Holding Unit	100.00%	100.00%
Global Blue Finland Oy	Helsinki	Finland	Tax free Shopping	100.00%	100.00%
Global Blue Administration Center North Oy	Helsinki	Finland	Service Provider	100.00%	100.00%
Global Blue France	Paris	France	Tax free Shopping	100.00%	100.00%
Global Blue Holding	Paris	France	Tax free Shopping	100.00%	100.00%
ShipUp Holding SAS	Paris	France	Holding Unit	100.00%	—
ShipUp SAS	Nanterre	France	Retail Technology Solutions	100.00%	—
ZigZag Global SAS	Levallois	France	Retail Technology Solutions	100.00%	—
Global Blue (UK) Ltd	London	United Kingdom	Tax free Shopping	100.00%	100.00%
Global Blue Service Company UK Limited	London	United Kingdom	Service provider	100.00%	100.00%
Global Blue New Holdings UK Ltd	London	United Kingdom	Holding Unit	100.00%	100.00%

ZZ Global Blue Holding Limited	London	United Kingdom	Holding Unit	100.00%	100.00%
ZigZag Global Ltd	London	United Kingdom	Retail Technology Solutions	100.00%	100.00%
Kinphire Ltd	London	United Kingdom	Holding Unit	100.00%	100.00%
Yocuda UK Holdings Ltd	London	United Kingdom	Holding Unit	100.00%	100.00%
Yocuda UK Services Ltd	London	United Kingdom	Retail Technology Solutions	100.00%	100.00%
Yocuda Network UK Ltd	London	United Kingdom	Retail Technology Solutions	100.00%	100.00%
Yocuda Europe Ltd	London	United Kingdom	Retail Technology Solutions	100.00%	100.00%
Yocuda Ltd	London	United Kingdom	Retail Technology Solutions	100.00%	100.00%
eReceipts Ltd	London	United Kingdom	Retail Technology Solutions	100.00%	100.00%
Global Blue Marketing Services Limited	London	United Kingdom	Marketing Business	100.00%	100.00%
Estera Trust Limited	St. Helier	Jersey, Channel Islands	Management Trust	—	100.00%
Global Blue Hellas SA	Athens	Greece	Tax free Shopping	100.00%	100.00%
First Currency Choice Hong Kong Limited	Hong Kong	Hong Kong	Currency Choice	—	100.00%
Global Blue Croatia, trgovina i turizam d.o.o.	Zagreb	Croatia	Tax free Shopping	100.00%	100.00%
Global Blue Tax Free Ireland Limited	Dublin	Ireland	Tax free Shopping	100.00%	100.00%
Global Blue Private Limited	New Delhi	India	Holding Unit	51.00%	51.00%
Global Blue á Íslandi hf	Kópavogi	Iceland	Tax free Shopping	100.00%	100.00%
Global Blue Italia S.r.l.	Milan	Italy	Tax free Shopping	100.00%	100.00%
Global Blue Service Company Italia SRL	Milan	Italy	Service Provider	100.00%	100.00%
Global Blue Currency Choice Italia S.r.l	Milan	Italy	Currency Choice	100.00%	100.00%
Global Blue Japan Co., Ltd.	Tokyo	Japan	Currency Choice	100.00%	100.00%
Global Blue TFS Japan Co., Ltd.	Tokyo	Japan	Tax free Shopping	51.00%	51.00%
Global Blue Korea Co Ltd	Seoul	Korea	Tax free Shopping	100.00%	100.00%
Global Blue Currency Choice Korea Co Ltd	Seoul	Korea	Currency Choice	100.00%	100.00%
Global Blue Holding Limited	Grand Cayman	Cayman Islands	Holding Unit	100.00%	100.00%
Global Blue Kazakhstan LLP	Astana	Kazakhstan	Tax free Shopping	100.00%	100.00%
Global Blue Lebanon SAL	Metn	Lebanon	Tax free Shopping	61.00%	61.00%
UAB Global Blue Lietuva	Vilnius	Lithuania	Tax free Shopping	100.00%	100.00%
Global Blue Luxembourg S.A.	Luxembourg	Luxembourg	Tax free Shopping	100.00%	100.00%
Global Blue Latvija SIA	Riga	Latvia	Tax free Shopping	100.00%	100.00%
Global Blue Maroc SA	Casablanca	Morocco	Tax free Shopping	100.00%	100.00%
IRIS Global Blue TRS Malaysia Sdn. Bhd.	Kuala Lumpur	Malaysia	Tax free Shopping	100.00%	100.00%
Global Blue Holland BV	Amsterdam	Netherlands	Tax free Shopping	100.00%	100.00%
Global Blue Holding B.V.	Amsterdam	Netherlands	Holding Unit	100.00%	100.00%
Global Blue Acquisition B.V.	Amsterdam	Netherlands	Finance company	100.00%	100.00%
Global Blue Russia Holdings B.V. in liquidation	Amsterdam	Netherlands	Holding Unit	100.00%	51.00%
Global Blue Norge AS	Lysaker	Norway	Tax free Shopping	100.00%	100.00%
Currency Select New Zealand Pty Ltd	Auckland	New Zealand	Currency Choice	100.00%	100.00%
Global Blue Peru S.A.C.	Lima	Peru	Tax free Shopping	100.00%	100.00%
Global Blue Polska Sp. Zo.o.	Warsaw	Poland	Tax free Shopping	100.00%	100.00%
Global Refund Portugal Lda.	Lisbon	Portugal	Tax free Shopping	100.00%	100.00%
GBFTSP - Finance And Technology Services Portugal, Unipessoal LDA	Porto	Portugal	Service provider	100.00%	100.00%
Global Blue d.o.o. Beograd - Novi Beograd	Belgrad	Serbia	Tax free Shopping	100.00%	100.00%
Global Blue Russia AO	Moscow	Russia	Tax free Shopping	—	51.00%

Global Blue Sverige AB	Stockholm	Sweden	Tax free Shopping	100.00%	100.00%
Global Blue Sweden Holdings AB	Stockholm	Sweden	Holding Unit	100.00%	100.00%
Global Blue Service AB	Stockholm	Sweden	Service provider	100.00%	100.00%
Global Blue Holdings AB	Stockholm	Sweden	Holding Unit	100.00%	100.00%
Global Blue Currency Choice Service Europe AB	Stockholm	Sweden	Currency Choice	100.00%	100.00%
Global Blue Singapore Pte Ltd	Singapore	Singapore	Tax free Shopping	100.00%	100.00%
Global Blue Service Company Singapore Pte Ltd	Singapore	Singapore	Service provider	100.00%	100.00%
Global Blue India Holding Company Pte Ltd	Singapore	Singapore	Holding Unit	51.00%	51.00%
Global Blue Currency Choice Singapore Pte Ltd	Singapore	Singapore	Currency Choice	100.00%	100.00%
Global Blue d.o.o.	Ljubljana	Slovenia	Tax free Shopping	100.00%	100.00%
Global Blue Slovakia s.r.o.	Bratislava	Slovakia	Service provider	100.00%	100.00%
Global Blue (Thailand) Co. Limited	Bangkok	Thailand	Currency Choice	—	100.00%
Global Blue Turistik Hizmetler AS	Istanbul	Turkey	Tax free Shopping	60.00%	60.00%
Global Blue Pazarlama Destek ve Teknoloji Hizmetleri A.S	Istanbul	Turkey	Currency Choice	60.00%	60.00%
Far Point Acquisition Corporation	Wilmington	USA	Holding Unit	100.00%	100.00%
Shipup Inc	Delaware	USA	Retail Technology Solutions	100.00%	—
ZigZag Global LLC	Dover	USA	Retail Technology Solutions	100.00%	100.00%
Global Blue South Africa Pty Ltd	Johannesburg	South Africa	Tax free Shopping	51.00%	51.00%